Employment Benefits - Summary of Remeasurement Components Recognized in Other Comprehensive Income (loss) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in net defined benefit liability (asset) resulting from gain (loss) on remeasurement in other comprehensive income [abstract]
Actuarial gain from changes in financial assumptions	₩ 429,810	₩ (967,366)
Experience adjustments	(20,175)	(45,361)
Expected return	(4,777)	11,609
Total loss (gain) on remeasurement, net defined benefit liability (asset)	₩ 404,858	₩ (1,001,118)